DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 3) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(3,799)
Notional amount of hedge purchased with identical underlying amount	2,902
Net position	(897)	1,320
Credit Default Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(3,375)
Notional amount of hedge purchased with identical underlying amount	2,902
Net position	(473)	1,320
Total Return Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Notional amount of hedge sold	(424)
Notional amount of hedge purchased with identical underlying amount	0
Net position	(424)	0